Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Cash received from operations	€ 63,456	€ 63,514	€ 67,582
Cash paid from operations	(46,929)	(47,384)	(50,833)
Net payments of interest and other financial expenses net of dividends received	(1,726)	(2,143)	(2,445)
Taxes paid	(1,005)	(649)	(689)
Net cash flow provided by operating activities	13,796	13,338	13,615
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(8,992)	(9,187)	(10,256)
Proceeds on disposals of companies, net of cash and cash equivalents disposed	40	767	354
Payments on investments in companies, net of cash and cash equivalents acquired	(128)	(54)	(3,181)
Proceeds on financial investments not included under cash equivalents	296	489	1,142
Payments on financial investments not included under cash equivalents	(1,106)	(265)	(426)
(Payments)/proceeds on placements of cash surpluses not included under cash equivalents	(357)	42	(557)
Government grants received	2	0	7
Net cash flow used in investing activities	(10,245)	(8,208)	(12,917)
Dividends paid	(2,459)	(2,906)	(2,775)
Proceeds from share capital increase	2	0	4,255
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	1,269	(660)	(1,772)
Operations with other equity holders	646	656	83
Proceeds on issue of debentures and bonds, and other debts	8,390	5,693	1,602
Proceeds on loans, borrowings and promissory notes	4,844	10,332	8,784
Repayments of debentures and bonds, and other debts	(6,687)	(6,873)	(3,805)
Repayments of loans, borrowings and promissory notes	(6,711)	(8,506)	(9,858)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(1,046)	(1,956)	(126)
Net cash used in financing activities	(1,752)	(4,220)	(3,612)
Effect of changes in exchange rates	(341)	185	(1,000)
Effect of changes in consolidation methods and others	(2)	26	0
Net increase (decrease) in cash and cash equivalents during the year	1,456	1,121	(3,914)
RECONCILIATION OF CASH AND CASH EQUIVALENTS WITH THE STATEMENT OF FINANCIAL POSITION
CASH AND CASH EQUIVALENTS AT JANUARY 1	3,736	2,615	6,529
CASH AND CASH EQUIVALENTS AT DECEMBER 31	5,192	3,736	2,615
Cash on hand and at banks	3,990	2,077	1,278
Other cash equivalents	€ 1,202	€ 1,659	€ 1,337